Summary of significant accounting principles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Estimated Useful Lives of The Assets	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Useful life in years
Office furniture	5
Computers and equipment	3

Summary of Deferred Contract Costs

The following table represents a roll-forward of the Company’s deferred contract costs:

Balance as of January 1, 2021	$549
Additions to deferred contract costs	56
Amortization of deferred contract costs	(23)

Balance as of March 31, 2021	$582

The following table represents a roll-forward of the Company’s deferred contract costs:

Balance as of January 1, 2019	$26
Additions to deferred contract costs	151
Amortization of deferred contract costs	(17)

Balance as of December 31, 2019	$160

Additions to deferred contract costs	454
Amortization of deferred contract costs	(65)

Balance as of December 31, 2020	$549

Summary of Contract Assets and Contract Liabilities

Contract Assets and Contract Liabilities (Unbilled receivables and Deferred revenue)

	March 31, 2021	December 31, 2020
Contract assets (unbilled receivables)	$79	$—
Contract liabilities (deferred revenue)	$17,802	$15,522